Tradr 2X Long U Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$4,268,602
TOTAL NET ASSETS — 100.0%	$4,268,602

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Unity Software, Inc.	Receive	5.88% (OBFR01* + 225bps)	At Maturity	10/20/2026	$5,834,860	$-	$(407,051)
TOTAL EQUITY SWAP CONTRACTS								$(407,051)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.